Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2017	2018
	RMB	RMB
Trademark	2,366	2,366
Computer software	10,323	13,522
Copyright for teaching materials	1,786	4,373
Total	14,475	20,261
Less: Accumulated amortization	(4,789)	(8,471)
Intangible assets, net	9,686	11,790

Schedule of amortization expense of intangible assets

Amortization
Expense
RMB
2019	3,340
2020	2,226
2021	1,645
2022	999
2023 and thereafter	3,580
11,790